Biological assets (Tables)	12 Months Ended
Jun. 30, 2018
Biological Assets
Schedule of biological assets
	2018	2017
Production cattle	34,053	13,435
Grain plantation	2,203	1,385
Sugarcane plantation	59,790	36,875

Total	96,046	51,695

Current	61,993	38,260
Noncurrent	34,053	13,435

Schedule of area (hectares) to be harvested

The area (hectares) to be harvested corresponding to the biological assets is as follows:

	Planted area (Hectares)
	2018	2017
Grains	1,322	—
Sugarcane (a)	29,955	32,286
	31,277	32,286

(a)	For sugarcane the area considered above refers to the total to be harvested in all the future cuts, considered in the cash flow for calculation of fair value of biological assets. This area includes the hectares leased from Brenco and Partnership IV, according to contracts executed on May 8, 2015 and February 7, 2017, respectively.

Schedule of changes in agricultural activity

Changes in agricultural activity

	Grains	Sugarcane
At June 30, 2016	—	22,285
Expenditures with plantation	98,314	—
Expenditures with tilling	—	63,513
Lease contract – Partnership IV	—	17,479
Fair value variation (a) (Note 18)	4,302	11,532
Harvest of agricultural produce	(101,231)	(77,934)
At June 30, 2017	1,385	36,875
Expenditures with plantation	81,080	—
Expenditures with tilling	—	130,197
Fair value variation (a) (Note 18)	54,892	43,952
Harvest of agricultural produce	(136,396)	(151,234)
Effect of conversion	1,242	—
At June 30, 2018	2,203	59,790

(a)	For sugarcane, the area considered above refers to the total to be harvested in all future cuts, considered in the cash flow for calculating the fair value of biological assets. This area includes hectares leased from Brenco as per the agreement signed on May 8, 2015, and the total of 15,000 hectares related to an agricultural partnership, as per the agreement signed on February 7, 2017.

Schedule of changes in cattle raising activity

Changes in cattle raising activity

	Heads of cattle (in number)	Cattle for production
At July 1, 2016	4,148	5,241
Acquisition/birth costs	4,729	6,476
Cattle-raising costs	—	5,667
Sales	(136)	(312)
Deaths	(97)	(69)
Change in fair value (Note18)	—	(3,568)
At June 30, 2017	8,644	13,435
Acquisition/birth costs	14,680	14,311
Handling costs	—	9,415
Sales	(2,006)	(4,332)
Deaths	(325)	(476)
Change in fair value (Note18)	—	239
Effect of conversion	—	1,461
At June 30, 2018	20,993	34,053

Schedule of quantitative data about cattle raising activity	Quantitative data about cattle raising activity, expressed in heads of cattle
Work animals
At June 30, 2017	8,644
At June 30, 2018	20,993

Schedule of fair value hierarchy	Fair value hierarchy at June 30, 2018
	Amount	Fair value
Sugarcane	59,790	Level 3
Cattle	34,053	Level 2
Grains	2,203	Level 1

Schedule of changes in fair value in profit or loss	Changes in fair value in profit or loss
	2018	2017	2016
Grains	54,892	4,302	(32,165)
Sugarcane	43,952	11,532	19,533
Cattle	239	(3,568)	—

	99,083	12,266	(12,632)